LONG-TERM DEBT, NET (2011 Credit Facilities) - Additional Information (Detail) $ in Thousands			12 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 HKD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 HKD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 HKD	Dec. 31, 2012 USD ($)	Dec. 31, 2014 HKD	Dec. 31, 2013 HKD	Jun. 30, 2011 HKD	Sep. 05, 2007 USD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings			$ 3,902,781		$ 2,533,460
City of Dreams Project Facility [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity											$ 1,750,000
City of Dreams Project Facility [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity											1,500,000
City of Dreams Project Facility [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity											$ 250,000
2011 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Maturity date			Jun. 30, 2016	Jun. 30, 2016
Voluntary prepayments, minimum amount	$ 20,566	HKD 160,000,000
Limit of net other insurance proceeds in excess of which will be subject to mandatory prepayment requirements	$ 15,000
Net assets restricted from distribution			$ 3,559,000		3,220,000
Loan commitment fees recognized			2,808		2,453		$ 1,324
Total outstanding borrowings			417,166		673,883			HKD 3,245,548,000	HKD 5,242,809,600
2011 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.75%	1.75%
2011 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	2.75%	2.75%
2011 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 802,241									HKD 6,241,440,000
Amount drawn down as of the date			802,241					6,241,440,000
Scheduled amortization payments			256,717	HKD 1,997,260,800	128,358	HKD 998,630,400
2011 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 401,121									HKD 3,120,720,000
Scheduled amortization payments					212,488	HKD 1,653,154,570
Amount available for future drawdown			$ 401,121		$ 401,121			HKD 3,120,720,000	HKD 3,120,720,000